Intangible Assets, Net	6 Months Ended
Jun. 30, 2026
Schedule of Intangible Assets, Stated at Cost Less Accumulated Amortization [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 — INTANGIBLE ASSETS, NET

Intangible assets, stated at cost less accumulated amortization, consisted of the following

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Software and technology	1,509,433	1,509,433
Less: accumulated amortization	(855,345)	(1,006,288)
	654,088	503,145

Amortization expense was RMB 231,131 and RMB 150,943 for the six months ended June 30, 2025 and 2026, respectively. Estimated amortization expense relating to the educational contents for each of the next five years is as follows:

RMB
For the six months ending December 31, 2026	150,943
Year ending December 31, 2027	301,886
Year ending December 31, 2028	50,316
Total expected amortization expense	503,145